Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Asset
Schedule of right-of-use assets

	12.31.23	12.31.22
Balance at beginning of the year	2,202	2,578
Additions	4,167	2,840
Depreciation for the year	(2,829)	(3,216)
Balance at end of the year	3,540	2,202